Compensation Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Stock-based Compensation

Stock-based compensation and equity-based expense charged to operations or capitalized are summarized as follows:

	Three Months Ended March 31, 2024
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$35	$347	$3	$385
Selling and marketing	2	107	-	109
General and administrative	190	229	-	419
Total costs charged to operations	227	683	3	913
Capitalized platform development	-	208	-	208
Total stock-based compensation	$227	$891	$3	$1,121

	Three Months Ended March 31, 2023
	Restricted Stock	Common Stock Options	Warrants	Totals
Cost of revenue	$794	$1,189	$-	$1,983
Selling and marketing	65	303	-	368
General and administrative	2,352	1,288	246	3,886
Total costs charged to operations	3,211	2,780	246	6,237
Capitalized platform development	-	307	-	307
Total stock-based compensation	$3,211	$3,087	$246	$6,544

Schedule of Unrecognized Compensation Expense

Unrecognized compensation expense and expected weighted-average period to be recognized related to the stock-based compensation awards and equity-based awards as of March 31, 2024 were as follows:

	As of March 31, 2024
	Restricted Stock	Common Stock Options	Warrants	Totals
Unrecognized compensation expense	$1,052	$1,939	$23	$3,014
Weighted average period expected to be recognized (in years)	1.55	1.39	1.77	1.45

Unrecognized compensation expense related to the stock-based compensation awards and equity-based awards as of December 31, 2023 was as follows:

	As of December 31, 2023
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Unrecognized compensation expense	$1,191	$4,192	$26	$5,409
Weighted average period expected to be recognized (in years)	1.84	1.33	2.01	1.45

New Publisher Partner Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Exercise Prices of Common Stock Options

The exercise prices of the New Publisher Partner Warrants outstanding and exercisable are as follows as of December 31, 2023.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
$5.30	6,800	-
$10.56	3,000	1,084
	9,800	1,084

Schedule of Warrants Activity

A summary of the New Publisher Partner Warrants activity during the year ended December 31, 2023 is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Shares	Price	(in Years)
New Publisher Partner Warrants outstanding at January 1, 2023	-	$-	-
Granted	9,800	6.91	-
New Publisher Partner Warrants outstanding at December 31, 2023	9,800	6.91	4.15
New Publisher Partner Warrants exercisable at December 31, 2023	1,084	10.56	3.92
New Publisher Partner Warrants not vested at December 31, 2023	8,716
New Publisher Partner Warrants available for future grants at December 31, 2023	23,000

ABG Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Exercise Prices of Common Stock Options

The exercise prices of the ABG Warrants outstanding and exercisable are as follows as of December 31, 2023.

Exercise	Outstanding	Exercisable
Price	(Shares)	(Shares)
$9.24	749,655	299,862
$18.48	249,885	99,954
	999,540	399,816

Schedule of Warrants Activity

A summary of the ABG Warrant activity during the year ended December 31, 2023 is as follows:

	Number of Shares		Weighted Average	Weighted Average Remaining Contractual Life
	Unvested	Vested	Exercise Price	(in years)
ABG Warrants outstanding at January 1, 2023	599,724	399,816	$11.55	6.46
Vested	-	-
ABG Warrants outstanding at December 31, 2023	599,724	399,816	11.55	5.46

Summary of Stock-based Compensation

Stock–based compensation and equity-based expense charged to operations or capitalized during the years ended December 31, 2023 and 2022 are summarized as follows:

	Year Ended December 31, 2023
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Cost of revenue	$2,092	4,460	10	$6,562
Selling and marketing	257	1,402	-	1,659
General and administrative	6,372	3,457	1,010	10,839
Total costs charged to operations	8,721	9,319	1,020	19,060
Capitalized platform development	-	1,016	-	1,016
Total stock-based compensation	$8,721	10,335	1,020	$20,076

	Year Ended December 31, 2022
	Restricted Stock	Common Stock Options	ABG Warrants	Totals
Cost of revenue	$3,730	$6,505	$-	$10,235
Selling and marketing	270	2,502	-	2,772
General and administrative	9,067	7,776	1,495	18,338
Total costs charged to operations	13,067	16,783	1,495	31,345
Capitalized platform development	-	1,884	-	1,884
Total stock-based compensation	$13,067	$18,667	$1,495	$33,229

Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Restricted Stock Units Activity

A summary of the restricted stock unit activity during the year ended December 31, 2023 is as follows:

	Number of Shares		Weighted Average Grant-Date
	Unvested	Vested	Fair Value
Restricted stock units outstanding at January 1, 2023	994,766	397,376	$15.44
Granted	148,970	-	5.77
Vested	(645,023)	645,023
Released	-	(429,528)
Cancelled	(299,446)	-
Restricted stock units outstanding at December 31, 2023	199,267	612,871	13.55

Common Equity Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value of Stock Options Assumptions

	Years Ended December 31,
	2023	2022
	Up-list	Up-list	No Up-list
Risk-free interest rate	3.46% - 4.82%	0.97% - 4.36%	0.97% - 1.44%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	46.43% - 47.27%	42.00% - 82.00%	82.00% - 137.00%
Expected life	6 years	3.0 – 6.0 years	3.0 – 6.0 years

Summary of Stock Option Activity

A summary of the common stock option activity during the year ended December 31, 2023 is as follows:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Shares	Price	(in Years)
Common stock options outstanding at January 1, 2023	6,199,521	$15.26	8.20
Granted	287,993	4.22
Exercised	(6,927)	8.82
Forfeited	(449,333)	9.70
Expired	(579,286)	9.38
Common stock options outstanding at December 31, 2023	5,451,968	9.56	4.43
Common stock options exercisable at December 31, 2023	4,049,393	9.64	5.06
Common stock options not vested at December 31, 2023	1,402,575
Common stock options available for future grants at December 31, 2023 (1)	542,847

(1)	Common stock available for future issuance under the 2022 Plan represent 1,800,000 of authorized shares; less 1,066,597 common stock options outstanding and 190,556 restricted stock units outstanding.

Common Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Exercise Prices of Common Stock Options

The exercise prices under the common stock options outstanding and exercisable are as follows as of December 31, 2023:

Exercise	Outstanding	Vested
Price	(Shares)	(Shares)
$2.48 to $10.50	4,318,901	3,308,790
$10.51 to $15.52	1,062,379	670,956
$15.53 to $20.54	9,091	9,091
$20.55 to $25.56	25,683	24,642
$25.57 to $30.58	910	910
$30.59 to $35.60	4,320	4,320
$35.61 to $40.62	2,728	2,728
$40.63 to $48.40	27,956	27,956
	5,451,968	4,049,393